Global Atlantic Moderately Aggressive Managed Risk Portfolio

(formerly Global Atlantic Growth Managed Risk Portfolio)

Portfolio of Investments (Unaudited)

September 30, 2025

	Shares/ Principal	Fair Value
Exchange Traded Funds - 95.9%
Debt Funds - 13.8%
iShares 10+ Year Investment Grade Corporate Bond ETF	35,905	$1,850,544
iShares 10-20 Year Treasury Bond ETF	56,855	5,855,496
iShares 1-3 Year Treasury Bond ETF	34,182	2,835,739
iShares 1-5 Year Investment Grade Corporate Bond ETF	49,693	2,635,220
iShares 20+ Year Treasury Bond ETF	36,938	3,301,149
iShares 3-7 Year Treasury Bond ETF	24,672	2,948,551
iShares 5-10 Year Investment Grade Corporate Bond ETF	34,280	1,854,205
iShares 7-10 Year Treasury Bond ETF	7,850	757,211
iShares Core Total USD Bond Market ETF	106,806	4,988,908
iShares Core U.S. Aggregate Bond ETF	64,022	6,418,205
iShares MBS ETF	18,530	1,763,130
Total Debt Funds		35,208,358
Equity Funds - 82.1%
iShares Core MSCI EAFE ETF	175,320	15,307,189
iShares Core MSCI Emerging Markets ETF	90,360	5,956,531
iShares Core S&P 500 ETF(a)	126,979	84,987,045
iShares Core S&P Mid-Cap ETF	236,168	15,412,324
iShares Core S&P Small-Cap ETF	66,497	7,901,838
iShares MSCI EAFE Growth ETF	10,769	1,226,374
iShares MSCI EAFE Value ETF	102,522	6,954,067
iShares MSCI USA Momentum Factor ETF	16,051	4,116,279
iShares MSCI USA Quality Factor ETF	57,700	11,222,650

	Shares/ Principal	Fair Value
Equity Funds (continued)
iShares S&P 100 ETF	28,300	$ 9,419,372
iShares S&P 500 Growth ETF	98,512	11,892,369
iShares S&P 500 Value ETF	49,945	10,314,142
iShares U.S. Equity Factor Rotation Active Capitalize ETF	219,812	13,012,870
iShares U.S. Technology ETF	58,189	11,396,898
Total Equity Funds		209,119,948
Total Exchange Traded Funds
(Cost - $147,159,265)		244,328,306
Short-Term Investments - 4.2%
Money Market Funds - 4.2%
Dreyfus Government Cash Management, 4.04%(b)	8,400,148	8,400,148
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.04%(b)	2,397,088	2,397,088
Total Short-Term Investments (Cost - $10,797,236)		10,797,236
Total Investments - 100.1%
(Cost - $157,956,501)		255,125,542
Other Assets Less Liabilities - Net (0.1)%		(273,057)
Total Net Assets - 100.0%		$254,852,485

(a)	The fair value of this holding exceeds 25% of the Fund's net assets. Additional information for this holding, including financial statements, is available from the SEC's EDGAR database at www.sec.gov.
(b)	The rate shown is the annualized seven-day yield at period end.